Supplemental Guarantor Information (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Current assets:
Cash and cash equivalents	$ 32,210	$ 45,661	$ 23,337	$ 54,472	$ 47,027	$ 40,205
Accounts receivable, less allowance	489,172	399,732	269,383	360,802
Inventories, net	466,063	320,999	314,670	301,626
Prepaid expenses and other current assets	150,384	97,928	76,975	66,828
Deferred income taxes	31,938	2,309	14,629	14,610
Total current assets	1,169,767	866,629	698,994	798,338
Intercompany	0	0	0	0
Investments in consolidated subsidiaries	0	0	0	0
Deferred income taxes	0	(68,809)	0	(64,100)
Property and equipment, net	145,607	90,405	88,303	88,565	67,659
Goodwill	1,162,111	496,415	489,325	466,206
Intangibles, net	487,477	87,055	97,273	72,266
Other assets, net	1,270	1,233	10,916	6,027
TOTAL ASSETS	2,966,232	1,541,737	1,384,811	1,431,402
Current liabilities:
Accounts payable	347,205	244,891	163,367	220,834
Accrued expenses	151,547	124,794	72,738	80,285
Borrowings under revolver lines of credit	0	11,240	23,289	18,514
Deferred income taxes	0	0	0	0
Current portion of long-term obligations	14,287	16,320	16,689	16,602
Total current liabilities	513,039	397,245	276,083	336,235
Long-term debt, net of current portion	722,888	170,200	180,657	183,131
Borrowings under revolver lines of credit	343,225	0	0	0
Deferred income taxes	132,605	68,809	64,165	64,100
Long-term obligations under equipment financing and other, net of current portion	43,322	22,367	34,112	30,835
Intercompany	0	0	0	0
Total liabilities	1,755,079	658,621	555,017	614,301
Total stockholders’ equity	1,211,153	883,116	829,794	817,101	754,356
Total liabilities and stockholders' equity	2,966,232	1,541,737	1,384,811	1,431,402
Parent Company [Member]
Current assets:
Cash and cash equivalents	0	0	0	0	8,052	2,132
Accounts receivable, less allowance	0	0	0	0
Inventories, net	0	0	0	0
Prepaid expenses and other current assets	4,232	14,013	0	0
Deferred income taxes	3,052	3,051	743	720
Total current assets	7,284	17,064	743	720
Intercompany	0	0	0	0
Investments in consolidated subsidiaries	2,719,051	1,429,665	1,374,778	1,294,571
Deferred income taxes	15,980	17,481	13,784	13,883
Property and equipment, net	2,687	2,339	2,693	2,727
Goodwill	0	0	0	0
Intangibles, net	0	0	13	14
Other assets, net	1,232	1,233	9,422	4,456
TOTAL ASSETS	2,746,234	1,467,782	1,401,433	1,316,371
Current liabilities:
Accounts payable	19,364	14,519	12,811	20,735
Accrued expenses	1,511	38,744	2,075	16,900
Borrowings under revolver lines of credit	0	0	15,100	7,800
Deferred income taxes	0	0	0	0
Current portion of long-term obligations	4,500	11,250	11,250	11,250
Total current liabilities	25,375	64,513	41,236	56,685
Long-term debt, net of current portion	722,888	170,200	180,657	183,131
Borrowings under revolver lines of credit	0	0	0	0
Deferred income taxes	0	0	0	0
Long-term obligations under equipment financing and other, net of current portion	45	45	7,949	3,049
Intercompany	786,773	349,908	341,797	256,405
Total liabilities	1,535,081	584,666	571,639	499,270
Total stockholders’ equity	1,211,153	883,116	829,794	817,101
Total liabilities and stockholders' equity	2,746,234	1,467,782	1,401,433	1,316,371
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	35,829	42,816	24,872	58,053	34,120	24,487
Accounts receivable, less allowance	466,415	365,679	247,373	323,587
Inventories, net	447,120	299,107	291,890	273,897
Prepaid expenses and other current assets	139,726	78,314	70,525	60,796
Deferred income taxes	28,890	0	13,756	13,755
Total current assets	1,117,980	785,916	648,416	730,088
Intercompany	824,837	386,892	378,029	293,942
Investments in consolidated subsidiaries	0	0	0	0
Deferred income taxes	0	0	0	0
Property and equipment, net	134,935	79,428	76,088	75,882
Goodwill	1,134,000	465,575	455,620	431,391
Intangibles, net	483,844	84,915	93,888	68,473
Other assets, net	38	0	0	24
TOTAL ASSETS	3,695,634	1,802,726	1,652,041	1,599,800
Current liabilities:
Accounts payable	333,072	218,920	152,121	188,603
Accrued expenses	144,611	80,738	65,700	58,328
Borrowings under revolver lines of credit	0	0	0	0
Deferred income taxes	0	742	0	0
Current portion of long-term obligations	9,787	5,070	5,439	5,352
Total current liabilities	487,470	305,470	223,260	252,283
Long-term debt, net of current portion	0	0	0	0
Borrowings under revolver lines of credit	336,000	0	0	0
Deferred income taxes	148,745	86,118	77,021	77,019
Long-term obligations under equipment financing and other, net of current portion	43,222	22,256	26,091	27,714
Intercompany	0	0	0	0
Total liabilities	1,015,437	413,844	326,372	357,016
Total stockholders’ equity	2,680,197	1,388,882	1,325,669	1,242,784
Total liabilities and stockholders' equity	3,695,634	1,802,726	1,652,041	1,599,800
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	8,754	7,051	4,697	3,241	4,855	13,586
Accounts receivable, less allowance	23,378	34,693	23,426	37,506
Inventories, net	18,943	21,892	22,780	27,729
Prepaid expenses and other current assets	6,426	5,601	6,450	6,032
Deferred income taxes	0	0	130	135
Total current assets	57,501	69,237	57,483	74,643
Intercompany	0	0	0	0
Investments in consolidated subsidiaries	0	0	0	0
Deferred income taxes	160	0	0	0
Property and equipment, net	7,985	8,638	9,522	9,956
Goodwill	28,111	30,840	33,705	34,815
Intangibles, net	3,633	2,140	3,372	3,779
Other assets, net	0	0	1,494	1,547
TOTAL ASSETS	97,390	110,855	105,576	124,740
Current liabilities:
Accounts payable	7,763	16,298	6,083	18,609
Accrued expenses	5,425	5,312	4,963	5,057
Borrowings under revolver lines of credit	0	11,240	8,189	10,714
Deferred income taxes	4	0	0	0
Current portion of long-term obligations	0	0	0	0
Total current liabilities	13,192	32,850	19,235	34,380
Long-term debt, net of current portion	0	0	0	0
Borrowings under revolver lines of credit	7,225	0	0	0
Deferred income taxes	0	172	928	964
Long-term obligations under equipment financing and other, net of current portion	55	66	72	72
Intercompany	38,064	36,984	36,232	37,537
Total liabilities	58,536	70,072	56,467	72,953
Total stockholders’ equity	38,854	40,783	49,109	51,787
Total liabilities and stockholders' equity	97,390	110,855	105,576	124,740
Eliminations and Other [Member]
Current assets:
Cash and cash equivalents	(12,373)	(4,206)	(6,232)	(6,822)	$ 0	$ 0
Accounts receivable, less allowance	(621)	(640)	(1,416)	(291)
Inventories, net	0	0	0	0
Prepaid expenses and other current assets	0	0	0	0
Deferred income taxes	(4)	(742)	0	0
Total current assets	(12,998)	(5,588)	(7,648)	(7,113)
Intercompany	(824,837)	(386,892)	(378,029)	(293,942)
Investments in consolidated subsidiaries	(2,719,051)	(1,429,665)	(1,374,778)	(1,294,571)
Deferred income taxes	(16,140)	(17,481)	(13,784)	(13,883)
Property and equipment, net	0	0	0	0
Goodwill	0	0	0	0
Intangibles, net	0	0	0	0
Other assets, net	0	0	0	0
TOTAL ASSETS	(3,573,026)	(1,839,626)	(1,774,239)	(1,609,509)
Current liabilities:
Accounts payable	(12,994)	(4,846)	(7,648)	(7,113)
Accrued expenses	0	0	0	0
Borrowings under revolver lines of credit	0	0	0	0
Deferred income taxes	(4)	(742)	0	0
Current portion of long-term obligations	0	0	0	0
Total current liabilities	(12,998)	(5,588)	(7,648)	(7,113)
Long-term debt, net of current portion	0	0	0	0
Borrowings under revolver lines of credit	0	0	0	0
Deferred income taxes	(16,140)	(17,481)	(13,784)	(13,883)
Long-term obligations under equipment financing and other, net of current portion	0	0	0	0
Intercompany	(824,837)	(386,892)	(378,029)	(293,942)
Total liabilities	(853,975)	(409,961)	(399,461)	(314,938)
Total stockholders’ equity	(2,719,051)	(1,429,665)	(1,374,778)	(1,294,571)
Total liabilities and stockholders' equity	$ (3,573,026)	$ (1,839,626)	$ (1,774,239)	$ (1,609,509)